Deferred tax credits	12 Months Ended
Dec. 31, 2022
Deferred Tax Credits
Deferred tax credits

Note   11.               Deferred tax credits

WISeKey Semiconductors SAS is eligible for research tax credits provided by the French government (see Note 4 Summary of significant accounting policies). As at December 31, 2022 and 2021, the receivable balances in respect of these research tax credits owed to the Group were respectively USD 692,314 and USD 846,808. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first.